JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

200 Berkeley Street

Boston, Massachusetts 02116-2805

December 19, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:
John Hancock International High Dividend ETF (the “Fund”)
File Nos. 333-183173; 811-22733

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, each dated December 16, 2022, contained in Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 57 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 16, 2022 via EDGAR, accession number 0001133228-22-007666.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary